Summary of Significant Accounting Policies (Details 9)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assumptions used to estimate the fair value of awards
Risk free interest rate (as a percent)	1.95%	1.10%	1.41%	0.96%	2.04%
Expected term (years)	6 years 3 months 4 days	6 years 25 days	6 years 22 days	6 years	6 years 4 days
Expected volatility (as a percent)	58.00%	63.00%	61.00%	60.00%	48.00%
Options | Maximum
Stock Based Compensation
Award term			10 years
Nonqualified options | Minimum
Stock Based Compensation
Purchase price of awards expressed as a percentage of fair value of common stock on the date of grant			85.00%
Incentive stock options | Shareholder who own greater than 10% voting power
Stock Based Compensation
Purchase price of awards expressed as a percentage of fair value of common stock on the date of grant			110.00%
Percentage of voting power owned by shareholder			10.00%
Award term			5 years
Employee stock options
Stock Based Compensation
Award term			5 years
Employee stock options | Minimum
Stock Based Compensation
Vesting percentage			20.00%
Stock purchase rights | Minimum
Stock Based Compensation
Purchase price of awards expressed as a percentage of fair value of common stock on the date of grant			85.00%
Stock purchase rights | Shareholder who own greater than 10% voting power
Stock Based Compensation
Purchase price of awards expressed as a percentage of fair value of common stock on the date of grant			110.00%
Percentage of voting power owned by shareholder			10.00%
2005 Plan
Stock Based Compensation
Common stock authorized and reserved for issuance (in shares)			22,436,208
2008 Plan
Stock Based Compensation
Common stock authorized and reserved for issuance (in shares)			673,266